OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2025
Other Items Of Statement Of Comprehensive Income
Schedule of selling expenses

	12.31.2025	12.31.2024	12.31.2023
Salaries and social security charges	5	5	5
Employees benefits	-	1	1
Fees and compensation for services	2	3	3
Taxes, rates and contributions	21	15	13
Transportation and freights	68	49	43
Other	2	1	1
Total selling expenses	98	74	66

Schedule of administrative expenses

	12.31.2025	12.31.2024	12.31.2023
Salaries and social security charges	65	64	58
Employees benefits	8	11	10
Defined benefit plans	8	19	18
Fees and compensation for services	54	39	29
Compensation agreements	14	61	37
Directors' and Syndics' fees	6	6	7
Property, plant and equipment depreciation	9	8	7
Maintenance	3	3	2
Transport and per diem	2	2	2
Rental and insurance	1	3	1
Surveillance and security	1	2	1
Taxes, rates and contributions	14	14	8
Communications	1	1	1
Other	6	6	4
Total administrative expenses	192	239	185

Schedule of exploration expenses

	12.31.2025	12.31.2024	12.31.2023
Geological and geophysical expenses	-	1	-
Derecognition of unproductive wells	-	20	7
Total exploration expenses	-	21	7

Schedule of other operating income and expenses

	12.31.2025	12.31.2024	12.31.2023
Other operating income
Insurance recovery	21	7	1
Results for property, plant and equipment sale	-	11	1
Results for intangibles assets sale	5	-	-
Results for other assets sale	1	-	-
Services provided to third parties	-	-	1
Recovery of provision for contingencies	17	30	-
Expenses recovery	-	-	8
Commercial interests	14	50	70
Contractual indemnity	-	-	7
GasAr Plan	34	44	55
Export Increase Program	2	19	24
Fair value of consortiums' previous interest	-	-	7
Other	6	14	3
Total other operating income	100	175	177

Other operating expenses
Provision for contingencies	(14)	(36)	(8)
Provision for environmental remediation	(7)	(3)	(4)
Results for property, plant and equipment sale and derecognition	-	-	(2)
Results for other assets sale and derecognition	(1)	-	-
Tax on bank transactions	(24)	(19)	(18)
PAIS import tax	-	(3)	(5)
Donations and contributions	(3)	(3)	(3)
Institutional promotion	(2)	(2)	(4)
Costs of concessions agreements completion	(1)	(6)	(5)
Contractual penalty	-	-	(7)
Royalties GasAr Plan	(5)	(6)	(8)
Incident costs	(5)	-	-
Ecuador's transactional agreement	-	-	(5)
Impairment of other receivables	-	-	(5)
Other contractual expenses	-	-	(6)
Other	(10)	(10)	(8)
Total other operating expenses	(72)	(88)	(88)

Schedule of financial assets

	12.31.2025	12.31.2024	12.31.2023
Financial income
Financial interests	17	9	2
Other interests	28	23	3
Total financial income	45	32	5

Financial costs
Financial interests (1)	(139)	(145)	(304)
Commercial interests	-	(1)	(1)
Fiscal interests	(50)	(28)	(47)
Other interests	-	(6)	(4)
Bank and other financial expenses	(7)	(5)	(8)
Total financial costs	(196)	(185)	(364)

Other financial results
Foreign currency exchange difference, net	29	(11)	123
Changes in the fair value of financial instruments	202	239	444
Result from present value measurement	(3)	(7)	(10)
Result from repurchase of CB	2	(10)	1
Total other financial results	230	211	558
Total financial results, net	79	58	199

(1)	Net of US$ 6 million, US$ 8 million and US$ 21 million capitalized in property, plant and equipment for the years ended December 31, 2025, 2024 and 2023, respectively.

Schedule of income tax benefit expense

	12.31.2025	12.31.2024	12.31.2023
Current tax	97	280	19
Deferred tax	105	(405)	272
Difference between previous fiscal year income tax provision and the income tax statement	2	4	27
Total income tax - Loss (Profit)	204	(121)	318

Below is a reconciliation between income tax expense and the amount resulting from application of the tax rate on the income before taxes:

	12.31.2025	12.31.2024	12.31.2023
Profit before income tax	582	498	623
Current income tax rate	35%	35%	35%
Income tax at the statutory tax rate	204	174	218
Share of profit from companies	(50)	(52)	1
Non-taxable results	(5)	(4)	(17)
Effects of exchange differences and other results associated with the valuation of the currency, net	269	136	752
Effects of valuation of property, plant and equipment, intangible assets and financial assets	(325)	(737)	(1,146)
Difference between income and deferred tax provision and the income tax statement	3	18	3
Effect for tax inflation adjustment	104	346	501
Non-deductible cost	5	-	9
Recovery of impairment on deferred assets	-	-	(3)
Other	(1)	(2)	-
Total income tax - Loss (Profit)	204	(121)	318